Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Expense composition

Years Ended December 31 (millions)	2021	2020	2019
Current income tax expense
For current reporting year	$82	$58	$26
Adjustments recognized in the current period for income tax of prior periods	1	(10)	2
	83	48	28
Deferred income tax expense (recovery)
Arising from the origination and reversal of temporary differences	(15)	(3)	3
Adjustments recognized in the current period for income tax of prior periods	(4)	3	(5)
	(19)	—	(2)
	$64	$48	$26

Rate reconciliations
Our income tax expense and effective income tax rate differs from that calculated by applying the applicable statutory rates for the following reasons:

Years Ended December 31 (millions)	2021		2020		2019
Income taxes computed at applicable statutory rates	$32	22.6%	$37	24.2%	$27	28.2%
Non-tax deductible items	16		10		2
Withholding and other taxes	18		8		7
Foreign tax differential	(3)		(2)		(8)
Adjustments recognized in the current period for income tax of prior periods	(3)		(7)		(3)
Losses not recognized	6		3		2
Other	(2)		(1)		(1)
Income tax expense per consolidated statements of income and other comprehensive income	$64	45.1%	$48	31.6%	$26	27.3%

Temporary differences
Temporary differences comprising the net deferred income tax asset and the amounts of deferred income taxes recognized in the consolidated statement of income and other comprehensive income and the consolidated statement of changes in owners’ equity are estimated as follows:

(millions)	Property, plant and equipment and intangible assets subject to amortization	Net pension and share- based compensation amounts	Debt and equity issue costs	Provisions and other	Non-capital loss carried forward	Leases	Net deferred income tax asset (liability)
As at January 1, 2020	$(42)	$3	$—	$38	3	1	$3
Acquired during the year and other	(346)	—	—	10	14	1	(321)
Deferred income tax (expense) recovery recognized in:
Net income	32	3	(1)	(34)	—	—	—
Other comprehensive income	—	—	—	1	—	—	1
As at December 31, 2020	$(356)	$6	$(1)	$15	$17	$2	$(317)
Acquired during the year and other	(3)	—	—	—	—	—	(3)
Deferred income tax (expense) recovery recognized in:							—
Net income	32	(3)	—	(9)	(2)	1	19
Other comprehensive income	—	—	—	(1)	—	—	(1)
Foreign currency translation	11	—	—	—	—	—	11
Share capital	—	—	9	—	—	—	9
Other	—	1	—	(1)	—	—	—
As at December 31, 2021	$(316)	$4	$8	$4	$15	$3	$(282)
Presented on the consolidated statement of financial position as:
Deferred income tax asset							$7
Deferred income tax liability							(324)
As at December 31, 2020							$(317)
Deferred income tax asset							$23
Deferred income tax liability							(305)
As at December 31, 2021							$(282)